Income and expenses - Contract balances (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Contract Balances [Line Items]
Trade receivables, included in 'trade and other receivables'	€ 42,509	€ 38,764
Contract assets / Contracts in progress	495	829
Contract liabilities / Deferred income	32,314	27,444
Total	€ 75,318	€ 67,037